Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 399,504,000.00
Previously Paid Amount	0.00
Total Fee Amount	61,164.06
Total Offset Amount	0.00
Net Fee	$ 61,164.06
Final Prospectus	true